Changes in Capital Accounts, Compensation Cost on Stock Option Awards (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock Option Awards [Abstract]
Stock options exercised (in shares)		0
Fair Value Assumptions for Valuing Stock Options Granted [Abstract]
Dividend yield		6.00%
Weighted average expected volatility		75.00%
Risk free interest rate		0.36%
Term of treasury yield		5 years
Market value of common stock (in dollars per share)		$ 4.64
Expected life		5 years
Non-Recurring Basis [Member] | Level 3 [Member]
Stock Option Awards [Abstract]
Fair value of award granted	$ 134
Chief Financial Officer [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	8,000
Term		5 years
Chief Financial Officer [Member] | $150.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	2,000
Exercise price (in dollars per share)	$ 150
Chief Financial Officer [Member] | $187.50 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,667
Exercise price (in dollars per share)	$ 187.5
Chief Financial Officer [Member] | $225.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,333
Exercise price (in dollars per share)	$ 225
Chief Financial Officer [Member] | $300.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 300
Chief Financial Officer [Member] | $375.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 375
Chief Financial Officer [Member] | $450.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 450
General and Administrative Expenses [Member]
Stock Option Awards [Abstract]
Share-based compensation expense			$ 134